Operating Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Leases [Abstract]
Aggregate expense under operating leases	$ 804	$ 759	$ 742